Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 207,765	$ 194,456	$ 171,988
Deposits	532,199	520,928	$ 475,565
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	15,136	14,186
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 2,429	$ 1,450